CASH FLOW INFORMATION	6 Months Ended
Dec. 31, 2024
CASH FLOW INFORMATION
CASH FLOW INFORMATION

10.   CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	12/31/2024	12/31/2023
Investment activities
Investment in-kind in other related parties (Note 15)	3,642,234	—
Capitalization of interest on buildings in progress	144,360	47,542
	3,786,594	47,542